Note 19 - Trade and Other Payables	12 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of trade and other payables [text block]
1
9
.         Trade and other payables

	As at June 30		As at March 31
(US dollars in thousands)	20 20	2019	2019	201 8
Trade payables	4,807	5,554	5,675	3,806
Accruals	370	2,247	1,952	3,008
Related party payable	504	1,527	1,378	1,838
Payroll liabilities	1,383	1,209	1,165	504
Sales tax payable	496	1,054	764	310
Contract liabilities	6,013	10,095	4,978	1,544
Other creditors	1,822	2,953	2,011	3,072
Total	15,395	24,639	17,923	14,082

In accordance with IFRS
15
– Revenue from Contracts with Customers, contract liabilities are presented as a separate line item. Contract liabilities relate to the Company's obligation to transfer goods or services to customers for which the Company has received consideration (or the amount is due) from customers. Contract liabilities are recorded as revenue when the Company fulfils its performance obligations under the contract.

Of the
$10.1
million contract liabilities balance at
June 30, 2019
and
$5.0
million balance at
March 31, 2019,
$2.4
million was
not
recognized as revenue in the year ended
June 30, 2020
and remained outstanding at
June 30, 2020
due to contract postponement; now budgeted in the
first
half of the year ended
June 30, 2021.
All other contract liabilities balances at
June 30, 2019,
March 31, 2019,
2018
and
2017
were recognized as revenue in the subsequent accounting period.